Share-based payments - General and Administrative Expenses and Game Operating Cost (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Share-based payments
Total recorded expenses	$ 1,044	$ 2,029
Increase in Other reserves	1,044	2,029
Game operating cost
Share-based payments
Total recorded expenses	30	64
Selling and marketing expenses
Share-based payments
Total recorded expenses	61	129
General and administrative expenses
Share-based payments
Total recorded expenses	953	1,836
Class B complex vesting
Share-based payments
Total recorded expenses	256	398
Employee stock option plan
Share-based payments
Total recorded expenses	$ 788	$ 1,631